Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our Chief Executive Officer or principal executive officer (“PEO”) and Named Executive Officers (“NEOs”) and certain financial performance measures of the Company for the fiscal years ended on December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020. For further information on the Company’s pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Executive Compensation - Compensation Discussion and Analysis” section of this proxy statement.

	Summary Compensa- tion Table		Compensa-		Average		Value of Initial Fixed $100 Investment Based On:
Year	Total for PEO for President and CEO William Monteleone	Summary Compensation Table Total for PEO for former CEO William Pate	tion Actually Paid to PEO for President and CEO William Monteleone	Compensation Actually Paid to PEO for former CEO William Pate	Summary Compensa- tion Table Total for Non-PEO NEOs	Average Compensa- tion Actually Paid to Non- PEO NEOs	Total Share- holder Return	Peer Group Total Shareholder Return	Net Income (000’s)	Modified Free Cash Flow per Share (Non- GAAP)
	(1)(2)		(1)(2)		(1)(3)	(1)(3)	(4)	(4)	(5)	(6)
2024	$9,815,511	$13,568,175	$3,140,696	$15,595,901	$1,152,878	$487,368	$70.52	$119.78	$(33,322)	$0.63
2023	(1)	$4,333,805	(1)	$10,918,980	$1,646,261	$2,393,628	$156.50	$141.06	$728,642	$9.21
2022	(1)	$5,058,869	(1)	$9,484,571	$1,171,608	$1,165,709	$100.04	$129.46	$364,189	$8.70
2021	(1)	$3,542,686	(1)	$4,403,028	$1,151,037	$1,358,857	$70.96	$111.33	$(81,297)	$0.38
2020	(1)	$2,057,996	(1)	$(804,782)	$943,465	$251,535	$60.15	$89.94	$(409,086)	$(4.69)

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Mr. Pate and Mr. Monteleone*	Messrs. Creamer, Flores, Hollis, and Pitkin
2023	Mr. Pate	Messrs. Monteleone, Creamer, Flores, Hollis, and Yates
2020 – 2022	Mr. Pate	Messrs. Monteleone, Creamer, and Yates, and Joseph Israel, J. Matthew Vaughn, and Eric Wright

*

Two individuals served as PEO during 2024. Mr. Pate served as PEO until his retirement as Chief Executive Officer effective April 30, 2024. Mr. Monteleone served as PEO upon his appointment as President and Chief Executive Officer effective April 30, 2024.

(2)	Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for each applicable year.
(3)

Amounts reflect the total compensation for our NEO, as reported in the Summary Compensation Table for each applicable year. The Average of other non-CEO NEOs for all years reflects average Target Total Pay for NEOs not serving as CEO at any time during the year.

PEO Total Compensation Amount	$ 9,815,511
PEO Actually Paid Compensation Amount	$ 3,140,696
Adjustment To PEO Compensation, Footnote

Summary Compensation Table Total for PEO

		Less:	Add:	Add:	Add:	Less:
				Year over
			Fair Value	Year Change	Year over
			of Equity	in Fair Value	Year Change	Fair Value of
	Summary	Grant Date	Awards	of Equity	in Fair Value	Equity Awards
	Compensa-	Fair Value	granted in	Awards	of Unvested	Failing to	Compensa-
	tion Table	of Equity	the Fiscal	Vested in the	Equity Awards	Meet Vesting	tion Actually
Year	total for PEO	Awards*	Year**	Fiscal Year***	Vested**	Conditions****	Paid for PEO
William Monteleone (President and Chief Executive Officer)
2024	$9,815,511	$8,588,051	$3,459,403	$235,350	$(1,781,517)	$—	$3,140,696
William Pate (Former CEO)
2024	$13,568,175	$49,991	$38,238	$2,039,479	$—	$—	$15,595,901
2023	$4,333,805	$1,837,523	$2,432,789	$790,193	$5,199,716	$—	$10,918,980
2022	$5,058,869	$3,302,299	$6,263,376	$(240,972)	$1,705,597	$—	$9,484,571
2021	$3,542,686	$2,385,201	$2,429,860	$346,696	$468,987	$—	$4,403,028
2020	$2,057,996	$1,291,985	$981,477	$(1,281,483)	$(1,270,787)	$—	$(804,782)

Non-PEO NEO Average Total Compensation Amount	$ 1,152,878	$ 1,646,261	$ 1,171,608	$ 1,151,037	$ 943,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 487,368	2,393,628	1,165,709	1,358,857	251,535
Adjustment to Non-PEO NEO Compensation Footnote

Summary Compensation Table Total for NEOs (other than PEO)

		Less:	Add:	Add:	Add:	Less:
				Year over
	Summary		Fair Value	Year Change	Year over
	Compensa-		of Equity	in Fair Value	Year Change	Fair Value of	Compensa-
	tion Table	Grant Date	Awards	of Equity	in Fair Value	Equity Awards	tion Actually
	total for	Fair Value	granted in	Awards	of Unvested	Failing to	Paid for NEOs
	NEOs (other	of Equity	the Fiscal	Vested in the	Equity Awards	Meet Vesting	(other than
Year	than PEO)	Awards*	Year**	Fiscal Year***	Vested**	Conditions****	PEO)
2024	$1,152,878	$497,284	$208,505	$4,128	$(380,859)	$—	$487,368
2023	$1,646,261	$597,006	$663,287	$279,365	$401,721	$—	$2,393,628
2022	$1,171,608	$357,281	$413,789	$(96,042)	$209,655	$176,020	$1,165,709
2021	$1,151,037	$647,449	$630,706	$107,416	$138,472	$21,326	$1,358,857
2020	$943,465	$422,414	$318,935	$(194,725)	$(393,726)	$—	$251,535

*	Sum of Stock Awards and Option Awards from Summary Compensation Table.
**	Fair value calculated as of the year end.
***	Fair value calculated as of the vesting date.
****	Fair value at the end of the prior year.
(4)

The Company’s Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group used to determine the Company’s Peer Group TSR for each applicable fiscal year is our peer group as disclosed in this proxy statement. See the “Customized Peer Group” section of this proxy statement for an explanation of the change to the Company’s Peer Group. The following table sets forth information regarding the Company’s current Peer Group TSR and the Company’s prior Peer Group TSR for the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020.

COMPENSATION
COMMITTEE REPORT

	Prior Peer Group Total Shareholder Return	Current Peer Group Total Shareholder Return
2024	$119.71	$119.78
2023	$140.49	$141.08
2022	$127.97	$129.47
2021	$109.85	$111.33
2020	$88.27	$89.94

(5)	Amounts reflect the Company’s net income as reported in our audited financial statements for the applicable year.
(6)

While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Modified Free Cash Flow per share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link the compensation actually paid to NEOs to company performance.

Compensation Actually Paid vs. Total Shareholder Return

Discussion and Analysis

In accordance with Item 402(v) requirements, we are providing the following charts to describe the relationships between information presented in the Pay versus Performance Table.

(1)	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The following graph illustrates the trend in “compensation actually paid” over the five years compared to our TSR performance, as well TSR relative to our peer group. This illustrates that compensation moved in alignment with our TSR performance in 2021, 2022, 2023, and 2024 with the exception of compensation for Mr. Pate as more fully described in Board’s Leadership Structure and Strong Independent Oversight section. Our change in TSR performance was greater than our peer groups change in TSR performance from 2023 to 2024.

Compensation Actually Paid vs. TSR Performance

COMPENSATION
COMMITTEE REPORT

Compensation Actually Paid vs. Net Income
(2)	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Net Income (Loss)

The graph below illustrates the trend in “compensation actually paid” over the five years to our GAAP Net Income (Loss). This illustrates that from 2021 to 2024 compensation moved in alignment with net income, increasing as net income increased and decreasing as net income decreased with the exception of compensation for Mr. Pate in 2024 as more fully described in Board’s Leadership Structure and Strong Independent Oversight section.

Compensation Actually Paid vs. Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure
(3)	Relationship Between Compensation Actually Paid for CEO and NEOs (Average) vs. Non-GAAP Modified Free Cash Flow per Share

The graph below illustrates the trend in “compensation actually paid” over the five years to our Modified Free Cash Flow per share (non-GAAP). The definition of Modified Free Cash Flow set forth above in this proxy statement is divided by the number of Company common shares outstanding during the applicable period to determine Modified Free Cash Flow per share. This illustrates that from 2021 to 2023 compensation increased and moved in alignment with Modified Free Cash Flow per share as it increased and in 2024 compensation decreased and moved in alignment with Modified Free Cash Flow per share as it decreased with the exception of compensation for Mr. Pate in 2024 as more fully described in Board’s Leadership Structure and Strong Independent Oversight section.

Compensation Actually Paid vs. Modified FCF Per Share (non-GAAP)

COMPENSATION
COMMITTEE REPORT

Tabular List, Table

Performance Measures for Determining Executive Compensation

As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the performance measures that are considered the most important by the Company in determining executive compensation for the 2024 performance year. The performance measures included in this table are not ranked by relative importance.

Most Important 2024 Performance Measures for Determining Executive Compensation

Financial Measures

Modified Free Cash Flow per Share (non-GAAP)

Adjusted EBITDA (non-GAAP)

Non-Financial Measures

Safety

Throughput

Core Values

Other Strategic and Growth Initiatives

Total Shareholder Return Amount	$ 70.52	156.5	100.04	70.96	60.15
Peer Group Total Shareholder Return Amount	119.78	141.06	129.46	111.33	89.94
Net Income (Loss)	$ (33,322,000)	$ 728,642,000	$ 364,189,000	$ (81,297,000)	$ (409,086,000)
Company Selected Measure Amount	0.63	9.21	8.7	0.38	(4.69)
Measure:: 1
Pay vs Performance Disclosure
Name	Modified Free Cash Flow per Share (non-GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Safety
Measure:: 4
Pay vs Performance Disclosure
Name	Throughput
Measure:: 5
Pay vs Performance Disclosure
Name	Core Values
Measure:: 6
Pay vs Performance Disclosure
Name	Other Strategic and Growth Initiatives
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,568,175	$ 4,333,805	$ 5,058,869	$ 3,542,686	$ 2,057,996
PEO Actually Paid Compensation Amount	15,595,901	10,918,980	9,484,571	4,403,028	(804,782)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,588,051
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,459,403
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,350
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,781,517)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,991	1,837,523	3,302,299	2,385,201	1,291,985
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,238	2,432,789	6,263,376	2,429,860	981,477
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039,479	790,193	(240,972)	346,696	(1,281,483)
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,199,716	1,705,597	468,987	(1,270,787)
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	497,284	597,006	357,281	647,449	422,414
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,505	663,287	413,789	630,706	318,935
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,128	279,365	(96,042)	107,416	(194,725)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,859)	401,721	209,655	138,472	(393,726)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 176,020	$ 21,326	$ 0